Statements of Changes In Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements Captions [Line Items]
Balance	$ 214,738	$ 227,891	$ 244,358
Balance (in shares)	38,631,991
Shares issued on exercise of options	$ 3,793	$ 2,635	$ 3,955
Shares issued on exercise of options (in shares)	433,000	578,000	635,800
Stock-based compensation expenses	$ 1,002	$ 539	$ 3,320
Net income (loss)	15,693	(13,191)	(13,254)
Cash dividends paid			(51)
Foreign currency translation adjustment	13,597	(3,136)	(10,437)
Others	5
Balance	$ 248,828	$ 214,738	227,891
Balance (in shares)	39,197,991	38,631,991
Common Stock
Condensed Financial Statements Captions [Line Items]
Balance	$ 386	$ 382	$ 376
Balance (in shares)	38,631,991	38,186,991	37,551,191
Shares issued on exercise of options	$ 6	$ 4	$ 6
Shares issued on exercise of options (in shares)	566,000	445,000	635,800
Balance	$ 392	$ 386	$ 382
Balance (in shares)	39,197,991	38,631,991	38,186,991
Additional Paid-in Capital
Condensed Financial Statements Captions [Line Items]
Balance	$ 260,295	$ 257,125	$ 249,856
Shares issued on exercise of options	3,787	2,631	3,949
Stock-based compensation expenses	1,002	539	3,320
Balance	265,084	260,295	257,125
Accumulated Deficit
Condensed Financial Statements Captions [Line Items]
Balance	(26,520)	(13,329)	(24)
Net income (loss)	15,693	(13,191)	(13,254)
Cash dividends paid			(51)
Others	5
Balance	(10,822)	(26,520)	(13,329)
Accumulated Other Comprehensive Loss
Condensed Financial Statements Captions [Line Items]
Balance	(19,423)	(16,287)	(5,850)
Foreign currency translation adjustment	13,597	(3,136)	(10,437)
Balance	(5,826)	(19,423)	(16,287)
Parent Company
Condensed Financial Statements Captions [Line Items]
Balance	$ 214,738	227,891	244,358
Balance (in shares)	38,631,991
Shares issued on exercise of options	$ 3,793	2,635	3,955
Stock-based compensation expenses	1,002	539	3,320
Net income (loss)	15,693	(13,191)	(13,254)
Cash dividends paid			(51)
Foreign currency translation adjustment	13,597	(3,136)	(10,437)
Others	5
Balance	$ 248,828	$ 214,738	227,891
Balance (in shares)	39,197,991	38,631,991
Parent Company | Common Stock
Condensed Financial Statements Captions [Line Items]
Balance	$ 386	$ 382	$ 376
Balance (in shares)	38,631,991	38,186,991	37,551,191
Shares issued on exercise of options	$ 6	$ 4	$ 6
Shares issued on exercise of options (in shares)	566,000	445,000	635,800
Balance	$ 392	$ 386	$ 382
Balance (in shares)	39,197,991	38,631,991	38,186,991
Parent Company | Additional Paid-in Capital
Condensed Financial Statements Captions [Line Items]
Balance	$ 260,295	$ 257,125	$ 249,856
Shares issued on exercise of options	3,787	2,631	3,949
Stock-based compensation expenses	1,002	539	3,320
Balance	265,084	260,295	257,125
Parent Company | Accumulated Deficit
Condensed Financial Statements Captions [Line Items]
Balance	(26,520)	(13,329)	(24)
Net income (loss)	15,693	(13,191)	(13,254)
Cash dividends paid			(51)
Others	5
Balance	(10,822)	(26,520)	(13,329)
Parent Company | Accumulated Other Comprehensive Loss
Condensed Financial Statements Captions [Line Items]
Balance	(19,423)	(16,287)	(5,850)
Foreign currency translation adjustment	13,597	(3,136)	(10,437)
Balance	$ (5,826)	$ (19,423)	$ (16,287)